Operating Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Operating Lease [Abstract]
OPERATING LEASES

NOTE 13 — OPERATING LEASES

On September 1, 2020, Kyle’s entered into an industrial lease agreement with the Kyle’s Sellers, who are officers of Kyle’s and principal shareholders of the Company. The lease is for a term of five years, with an option for a renewal term of five years, and provides for a base rent of $7,000 per month for the first 12 months, which will increase to $7,210 for months 13-16 and to $7,426 for months 37-60. In addition, Kyle’s is responsible for all taxes, insurance and certain operating costs during the lease term. In the event of late payment, interest shall accrue on the unpaid amount at the rate of twelve percent (12%) per annum. The lease agreement contains customary events of default, representations, warranties and covenants.

On June 9, 2021, Kyle’s entered into an additional industrial lease agreement with a third party. The lease is for a term of five years and two months, with an option for a renewal term of five years. In addition, Kyle’s is responsible for all taxes, insurance and certain operating costs during the lease term. In the event of late payment, interest shall accrue on the unpaid amount at the rate of twelve percent (18%) per annum. The lease agreement contains customary events of default, representations, warranties and covenants. The lease increased the operating lease right to use asset and corresponding operating lease liability by $361,158.

Supplemental balance sheet information related to leases was as follows:

September 30, 2021
Operating lease right-of-use lease asset	$735,074
Accumulated amortization	(68,164)
Net balance	$666,910

Lease liability, current portion	112,120
Lease liability, long term	558,181
Total operating lease liabilities	$670,301

Weighted Average Remaining Lease Term – operating leases	55 months

Weighted Average Discount Rate – operating leases	5.5%

Future minimum lease payments under this operating lease as of September 30, 2021 were as follows:

2021 (remainder of year)	$48,314
2022	167,973
2023	171,282
2024	175,529
2025	148,416
2026	52,558
Total lease payments	764,072
Less imputed interest	(93,771)
Maturities of lease liabilities	$670,301

Asien’s has an office and showroom space that has been leased on a month-by-month basis for $11,665 per month.

On October 4, 1978, Wolo Mfg entered into a lease agreement with PKL Realty LLC (formerly P.K.L. Realty Corp). This lease agreement has been amended numerous times. Pursuant to the latest amendment entered into in July 2020, the lease expires on July 31, 2022. The lease agreement contains customary events of default representations, warranties and covenants.

September 30, 2021
Operating lease right-of-use lease asset	$153,663
Accumulated amortization	87,393
Net balance	$66,270

Lease liability, current portion	67,111
Lease liability, long term	—
Total operating lease liabilities	$67,111

Weighted Average Remaining Lease Term – operating leases	10 months

Weighted Average Discount Rate – operating leases	6.0%

Future minimum lease payments under this operating lease as of September 30, 2021 were as follows:

2021 (remainder of year)	$20,691
2022	48,279
Total lease payments	68,970
Less imputed interest	(1,859)
Maturities of lease liabilities	$67,111

NOTE 15 — OPERATING LEASES

Neese

On March 3, 2017, Neese entered into an agreement of lease with K&A Holdings, LLC, a limited liability company that is wholly owned by officers of Neese. The agreement of lease is for a term of ten (10) years and provides for a base rent of $8,333 per month. In the event of late payment, interest shall accrue on the unpaid amount at the rate of eighteen percent (18%) per annum. The agreement of lease contains customary events of default, including if Neese shall fail to pay rent within five (5) days after the due date, or if Neese shall fail to perform any other terms, covenants or conditions under the agreement of lease, and other customary representations, warranties and covenants. Under terms of the term loan agreement with Home State Bank (Note 11), the Company may not pay salary or rent to such officers of Neese in excess of $100,000 per year beginning on the date of the term loan agreement, June 13, 2018. The Company is accruing monthly rent, but because of the limitation in the term loan, $300,000 of accrued rent is classified as a long-term accrued liability.

The amount accrued for amounts included in the measurement of operating lease liabilities was $100,000 for the year ended December 31, 2020.

Supplemental balance sheet information related to leases was as follows:

	December 31, 2020	December 31, 2019
Operating lease right-of-use lease asset	$624,157	$624,157
Accumulated amortization	(122,330)	(59,077)
Net balance	$501,827	$565,080

Lease liability, current portion	$67,725	$63,253
Lease liability, long term	434,102	501,827
Total operating lease liabilities	$501,827	$565,080

Weighted Average Remaining Lease Term – operating leases	74 months	86 months

Weighted Average Discount Rate – operating leases	6.85%	6.85%

Future minimum lease payments under this operating lease as of December 31, 2020 were as follows:

For the Years Ended
2021	$100,000
2022	100,000
2023	100,000
2024	100,000
2025	100,000
Thereafter	116,667
Total lease payments	616,667
Less imputed interest	(114,840)
Maturities of lease liabilities	$501,827

Neese leased a piece of equipment on an operating lease. The lease originated in May 2014 for a five-year term with annual payments of $11,830 with a final payment in July 2019.

On September 1, 2020, Kyle’s entered into an industrial lease agreement with the Kyle’s Sellers, who are officers of Kyle’s and principle shareholders of the Company. The lease is for a term of five years, with an option for a renewal term of five years, and provides for a base rent of $7,000 per month for the first 12 months, which will increase to $7,210 for months 13-16 and to $7,426 for months 37-60. In addition, Kyle’s is responsible for all taxes, insurance and certain operating costs during the lease term. In the event of late payment, interest shall accrue on the unpaid amount at the rate of twelve percent (12%) per annum. The lease agreement contains customary events of default, representations, warranties and covenants.

Supplemental balance sheet information related to leases was as follows:

December 31, 2020
Operating lease right-of-use lease asset	$373,916
Accumulated amortization	(15,931)
Net balance	$357,985

Lease liability, current portion	66,803
Lease liability, long term	291,182
Total operating lease liabilities	$357,985

Weighted Average Remaining Lease Term – operating leases	44 months

Weighted Average Discount Rate – operating leases	5.50%

Future minimum lease payments under this operating lease as of December 31, 2020 were as follows:

For the Years Ended
2021	$84,840
2022	86,520
2023	87,385
2023	89,116
2025	59,410
Total lease payments	407,271
Less imputed interest	(49,286)
Maturities of lease liabilities	$357,985

Asien’s

Asien’s has an office and showroom space that has been leased on a month-by-month basis for $11,665 per month.